1933 Act/Rule 485(b)

November 12, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Opportunities Trust
File Nos. 033-65137 and 811-7455
Post-Effective Amendment No. 74

To The Commission Staff:

On behalf of Virtus Opportunities Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 485(b) under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 74 of the Registrant’s Registration Statement on Form N-1A.

This amendment reflects revisions made in response to comments received on our previous amendment filing (registering a new class of shares, Class R6 Shares, for Virtus Dynamic AlphaSector Fund, Virtus Foreign Opportunities Fund, Virtus International Small-Cap Fund, Virtus Multi-Sector Intermediate Bond Fund, Virtus Premium AlphaSector Fund, and Virtus Real Estate Securities Fund) from our examiner, Elisabeth Besinger, which responses have been submitted by letter filed on November 13, 2014. This amendment also incorporates certain other changes of a non-material nature.

In accordance with Rule 485(b)(4), I hereby represent that Post-Effective Amendment No. 74 to the Registrant’s Registration Statement does not contain any disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4791 if you have any questions concerning this amendment.

Very truly yours,

/s/ Kevin J. Carr

Kevin J. Carr

cc: Ann Flood

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